Transactions not involving cash	12 Months Ended
Dec. 31, 2021
Transactions not involving cash
Transactions not involving cash

29    Transactions not involving cash

During the years ended December 31, 2021, 2020 and 2019, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2021	2020	2019
Tax benefit from tax deductible goodwill	—	—	(46,314)
Investing - financial derivatives	—	—	14,597
Business combinations - financial derivatives	—	—	38,924
Lease (Note 13)	22,346	14,471	1,251
Forward contract (Note 4)	51,501	406,635	29,728
Retained payments from business combination (Note 4)	1,324	14,821	874,440
Capital contribution (Note 4)	10,000	—	—
Price adjustment from business combination (Note 4)	(7,400)	4,620	—
Acquisition from business combination (Note 4)	36,172	22,857	39,419